Employee Benefit Plans, defined Contribution Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee benefits
Description of defined contribution plan	Defined Contribution Plans TDS sponsors a qualified noncontributory defined contribution pension plan. The plan provides benefits for the employees of TDS Corporate, TDS Telecom and U.S. Cellular. Under this plan, pension costs are calculated separately for each participant and are funded annually. Total pension costs were $16.4 million, $16.2 million and $18.4 million in 2014, 2013 and 2012, respectively. In addition, TDS sponsors a defined contribution retirement savings plan (“401(k)”) plan. Total costs incurred from TDS’ contributions to the 401(k) plan were $25.3 million, $24.8 million and $25.0 million in 2014, 2013 and 2012, respectively. TDS also sponsors an unfunded nonqualified deferred supplemental executive retirement plan for certain employees to offset the reduction of benefits caused by the limitation on annual employee compensation under the tax laws.
Pension
Employee benefits
Defined contribution cost	$ 16.4	$ 16.2	$ 18.4
401(k)
Employee benefits
Defined contribution cost	$ 25.3	$ 24.8	$ 25.0